Segmented Information - Reconciliation of Segment Mine Operating Earnings to Company's Earnings Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
General and administrative	$ (28,975)	$ (34,852)
Exploration and project development	(18,335)	(11,071)
Mine care and maintenance (Note 23)	(45,123)	(31,780)
Foreign exchange losses	(9,607)	(11,267)
Impairment charges (Note 12)	(99,064)	0
Derivative gains (Note 8(d))	7,336	5,393
Mineral properties, plant and equipment (losses) gains (Note 11)		32,167
Gains and income from associates (Note 13)	45,033	4,347
Transaction and integration costs (Note 24)	(157,334)	0
Other (expense) income (Note 29)	(2,115)	36
(Loss) earnings from operations	(262,261)	320,911
Gains (losses) on change in fair value of derivatives	5,302	8,489
Investment loss (Note 8(b))	(16,221)	(59,722)
Interest and finance expense (Note 25)	(22,463)	(16,198)
(Loss) earnings before income taxes	$ (300,945)	$ 244,991